Carrying Values of Derivative Instruments and Non-Derivative Instruments (Detail) (Carrying Value, USD $) In Thousands, unless otherwise specified	Feb. 24, 2013		Nov. 25, 2012		Nov. 27, 2011
Derivatives, Fair Value [Line Items]
Hedging assets	$ 0		$ 0		$ 0
Hedging liabilities	(420,589)		(414,655)		(446,465)
Forward foreign exchange contracts
Derivatives, Fair Value [Line Items]
Derivative asset, net	14,193		12,314		36,453
Derivative Liability, net	(11,453)		(9,540)		(15,717)
Forward foreign exchange contracts | Other assets
Derivatives, Fair Value [Line Items]
Derivative asset, gross asset	11,639	[1]	7,131	[1]	31,906	[1]
Derivative liability, gross asset	(2,483)	[1]	(1,339)	[1]	(5,914)	[1]
Derivative asset, Net Carrying Value	9,156	[1]	5,792	[1]	25,992	[1]
Forward foreign exchange contracts | Other accrued liabilities
Derivatives, Fair Value [Line Items]
Derivative asset, gross liability	2,554	[2]	5,183	[2]	4,547	[2]
Derivative Liability, gross liability	(8,970)	[2]	(8,201)	[2]	(9,803)	[2]
Derivative liability, Net Carrying Value	(6,416)	[2]	(3,018)	[2]	(5,256)	[2]
Bonds | 4.25% Yen-denominated Eurobonds due 2016
Derivatives, Fair Value [Line Items]
Hedging assets	0		0		0
Hedging liabilities	(24,919)		(28,135)		(46,115)
Senior notes | 7.75% Euro senior notes due 2018
Derivatives, Fair Value [Line Items]
Hedging assets	0		0		0
Hedging liabilities	$ (395,670)		$ (386,520)		$ (400,350)

[1]	Included in "Other current assets" or "Other non-current assets" on the Company's consolidated balance sheets.
[2]	Included in "Other accrued liabilities" on the Company's consolidated balance sheets.